SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	3,867	2,324	1,071
Impairment losses of intangible assets
Provision for estimated sales returns stock rotations and other customer rights	$ 1,537	1,657
Warranty term	1 year
Governmental grants received	$ 712	545	880
Bank deposits, weighted-average duration of deposits	1 year 3 months 19 days
Bank deposits, weighted-average time to maturity	5 months 23 days
Bad debt expenses		109
Write-off of bad debts	$ 100
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	$ 4,259	$ 3,296	$ 3,603
Anti-dilutive shares excluded from computation of earnings per share amount	1,166,488	981,750	4,665,638
Amortization of deferred contract costs	$ 12,640
Deferred revenues recognized	$ 91,555
Period of remaining service of deferred revenue	3 years
Commissions expenses recognized	$ 5,121
Remaining performance obligations	$ 222,094
Percentage of remaining performance obligations	61.00%
Withholding tax and advances on surplus expenses	$ 2,322
Expected period of benefit	3 years 2 months 12 days
Financial Institutions Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	47.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	5.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	48.00%
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	91.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	7.00%
S and P rating, BB- [Member]
Marketable securities, rating of investment portfolio percentage	2.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	70.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	38.00%
The United States [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	30.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	29.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	33.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	5 years
Customer support contracts, support period	1 year
Expected future recognition of ROU assets and lease liabilities from adoption of ASU 2016-02	$ 18,931
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	9 years
Customer support contracts, support period	3 years
Bank deposits, maximum contractual term	2 years 2 months 30 days
Expected future recognition of ROU assets and lease liabilities from adoption of ASU 2016-02	$ 23,137